Intangible Assets - Schedule of intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		$ 181,445	$ 125,228
Intangible assets other than goodwill at end of period	$ 125,228	272,103	181,445	$ 125,228
Acquired R&D available for use
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		131,970	105,539
Reclassification				53,000
Intangible assets other than goodwill at end of period	105,539	170,216	131,970	105,539
Acquired In-Process R&D
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		47,249	17,249
Reclassification				(53,000)
Intangible assets other than goodwill at end of period	17,249	84,976	47,249	17,249
Other Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		2,227	2,440
Amortization	(102,000)
Intangible assets other than goodwill at end of period	2,440	16,911	2,227	2,440
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		197,020	130,520	176,520
Additions		105,515	66,500	56,000
Disposals				(102,000)
Reclassification		0		0
Intangible assets other than goodwill at end of period	130,520	302,535	197,020	130,520
Cost | Acquired R&D available for use
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		145,431	108,931	0
Additions		55,000	36,500	56,000
Disposals				0
Reclassification		(7,500)		52,931
Intangible assets other than goodwill at end of period	108,931	192,931	145,431	108,931
Cost | Acquired In-Process R&D
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		47,249	17,249	70,180
Additions		37,727	30,000	0
Disposals				0
Reclassification		0		(52,931)
Intangible assets other than goodwill at end of period	17,249	84,976	47,249	17,249
Cost | Other Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		4,340	4,340	106,340
Additions		12,788	0	0
Disposals				(102,000)
Reclassification		7,500		0
Intangible assets other than goodwill at end of period	4,340	24,628	4,340	4,340
Amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		(15,574)	(5,292)	(1,618)
Amortization		(14,858)	(10,282)	(105,674)
Disposals				102,000
Reclassification		0
Intangible assets other than goodwill at end of period	(5,292)	(30,432)	(15,574)	(5,292)
Amortization and impairment | Acquired R&D available for use
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		(13,461)	(3,392)	0
Amortization		(10,408)	(10,069)	(3,392)
Disposals				0
Reclassification		1,154
Intangible assets other than goodwill at end of period	(3,392)	(22,715)	(13,461)	(3,392)
Amortization and impairment | Acquired In-Process R&D
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		0	0	0
Amortization		0	0	0
Disposals				0
Reclassification		0
Intangible assets other than goodwill at end of period	0	0	0	0
Amortization and impairment | Other Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		(2,113)	(1,900)	(1,618)
Amortization		(4,450)	(213)	(102,282)
Disposals				102,000
Reclassification		(1,154)
Intangible assets other than goodwill at end of period	$ (1,900)	$ (7,717)	$ (2,113)	$ (1,900)